Fees Summary	Mar. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,500,000.00
Previously Paid Amount	0.00
Total Fee Amount	345.25
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 345.25
Narrative - Max Aggregate Offering Price	$ 2,500,000.00
Final Prospectus	true